Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,233	$ 1,069
Provision for credit losses
Originations	2	3
Maturities	(13)	(9)
Changes in risk, parameters and exposures	234	189
Write-offs	(234)	(259)
Recoveries	41	109
Exchange rate and other	1	(1)
Balance at end of period	1,264	1,101
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	207	203
Provision for credit losses
Transfers to Stage 1	155	137
Transfers to Stage 2	(28)	(28)
Transfers to Stage 3	(1)	(1)
Originations	2	3
Maturities	(1)	(1)
Changes in risk, parameters and exposures	(128)	(125)
Balance at end of period	206	188
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,026	866
Provision for credit losses
Transfers to Stage 1	(155)	(137)
Transfers to Stage 2	28	28
Transfers to Stage 3	(137)	(108)
Maturities	(12)	(8)
Changes in risk, parameters and exposures	307	272
Exchange rate and other	1
Balance at end of period	1,058	913
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	138	109
Changes in risk, parameters and exposures	55	42
Write-offs	(234)	(259)
Recoveries	$ 41	109
Exchange rate and other		$ (1)